Accounts And Notes Receivable, Net And Accounts Receivable Securitization	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Accounts And Notes Receivable, Net And Accounts Receivable Securitization
Accounts and notes receivable, net and accounts receivable securitization

Accounts and notes receivable, net consist of the following:

	October 31, 2015	July 31, 2015
Accounts receivable pledged as collateral	$113,792	$123,791
Accounts receivable	70,893	77,636
Other	509	307
Less: Allowance for doubtful accounts	(6,516)	(4,816)
Accounts and notes receivable, net	$178,678	$196,918

At October 31, 2015, $113.8 million of trade accounts receivable were pledged as collateral against $68.0 million of collateralized notes payable due to a commercial paper conduit. At July 31, 2015, $123.8 million of trade accounts receivable were pledged as collateral against $70.0 million of collateralized notes payable due to the commercial paper conduit. These accounts receivable pledged as collateral are bankruptcy remote from Ferrellgas, L.P. Ferrellgas, L.P. does not provide any guarantee or similar support to the collectability of these accounts receivable pledged as collateral.

As of October 31, 2015, Ferrellgas, L.P. had received cash proceeds of $68.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. As of July 31, 2015, Ferrellgas, L.P. had received cash proceeds of $70.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. Borrowings under the accounts receivable securitization facility had a weighted average interest rate of 2.7% and 2.3% as of October 31, 2015 and July 31, 2015, respectively.

Accounts and notes receivable, net and accounts receivable securitization

Accounts and notes receivable, net consist of the following:

	January 31, 2016	July 31, 2015
Accounts receivable pledged as collateral	$190,063	$123,791
Accounts receivable	79,682	77,636
Other	426	307
Less: Allowance for doubtful accounts	(5,789)	(4,816)
Accounts and notes receivable, net	$264,382	$196,918

At January 31, 2016, $190.1 million of trade accounts receivable were pledged as collateral against $119.0 million of collateralized notes payable due to a commercial paper conduit. At July 31, 2015, $123.8 million of trade accounts receivable were pledged as collateral against $70.0 million of collateralized notes payable due to the commercial paper conduit. These accounts receivable pledged as collateral are bankruptcy remote from Ferrellgas, L.P. Ferrellgas, L.P. does not provide any guarantee or similar support to the collectability of these accounts receivable pledged as collateral.

As of January 31, 2016, Ferrellgas, L.P. had received cash proceeds of $119.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. As of July 31, 2015, Ferrellgas, L.P. had received cash proceeds of $70.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. Borrowings under the accounts receivable securitization facility had a weighted average interest rate of 2.9% and 2.3% as of January 31, 2016 and July 31, 2015, respectively.

Accounts and notes receivable, net and accounts receivable securitization

Accounts and notes receivable, net consist of the following:

	2015	2014
Accounts receivable pledged as collateral	$123,791	$159,003
Accounts receivable	77,636	24,108
Other	307	247
Less: Allowance for doubtful accounts	(4,816)	(4,756)
Accounts and notes receivable, net	$196,918	$178,602

Ferrellgas, L.P. maintains an accounts receivable securitization facility with Wells Fargo Bank, N.A., Fifth Third Bank and SunTrust Bank. This accounts receivable securitization facility has up to $225.0 million of capacity and matures on January 19, 2017. As part of this facility, Ferrellgas, L.P. through Ferrellgas Receivables, securitizes a portion of its trade accounts receivable through a commercial paper conduit for proceeds of up to $225.0 million during the months of January, February, March and December, $175.0 million during the months of April and May and $145.0 million for all other months, depending on the availability of undivided interests in its accounts receivable from certain customers. At July 31, 2015, $123.8 million of trade accounts receivable were pledged as collateral against $70.0 million of collateralized notes payable due to the commercial paper conduit. At July 31, 2014, $159.0 million of trade accounts receivable were pledged as collateral against $91.0 million of collateralized notes payable due to the commercial paper conduit. These accounts receivable pledged as collateral are bankruptcy remote from Ferrellgas, L.P. Ferrellgas, L.P. does not provide any guarantee or similar support to the collectability of these accounts receivable pledged as collateral.

Ferrellgas, L.P. structured Ferrellgas Receivables in order to facilitate securitization transactions while complying with Ferrellgas, L.P.’s various debt covenants. If the covenants were compromised, funding from the facility could be restricted or suspended, or its costs could increase. As of July 31, 2015, Ferrellgas, L.P. had received cash proceeds of $70.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. As of July 31, 2014, Ferrellgas, L.P. had received cash proceeds of $91.0 million from trade accounts receivables securitized, with no remaining capacity to receive additional proceeds. Borrowings under the accounts receivable securitization facility had a weighted average interest rate of 2.3% and 2.1% as of July 31, 2015 and 2014, respectively.